Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current
Cash	$ 1,049,049	$ 4,418,236
Accounts receivable	535,659	1,824,563
Prepaid expenses	162,739	96,627
Inventory	5,462,532	3,394,192
Total current assets	7,209,979	9,733,618
Property, plant and equipment	4,198,577	3,389,994
Intangible assets	607,959	607,959
Total assets	12,016,515	13,731,571
Current
Accounts payable and accrued liabilities	814,777	1,638,020
Income tax payable	91,566	71,341
Current portion of lease liability	51,743	86,384
Total current liabilities	958,086	1,795,745
Long term portion of lease liability	97,506	90,551
Total liabilities	1,055,592	1,886,296
Shareholders' Equity
Capital Stock	23,366,542	23,366,542
Reserves	4,661,847	4,238,309
Deficit	(17,067,466)	(15,759,576)
Stockholders' equity	10,960,923	11,845,275
Total liabilities and stockholders' equity	$ 12,016,515	$ 13,731,571